Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade Accounts Receivable, Net	Trade Accounts Receivable, Net

	December 31, 2023		December 31, 2022
Trade accounts receivable	Ps.	34,047	Ps.	39,331
The Coca-Cola Company (see Note 15)		378		776
Loans to employees		114		131
Heineken Group (see Note 15)		352		1,172
Others		6,507		6,355
		41,398		47,765
Allowance for expected credit losses		(2,535)		(2,238)
	Ps.	38,863	Ps.	45,527

7.1 Trade receivables
Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.
Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs.
Because 6% of the trade accounts receivables are unrecoverable, the Company does not have customers classified as "high risk,” which would be eligible to have special management conditions for the credit risk.
The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable are generally outstanding for less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.
The parameters used within the model are:
•Breach probability;
•Loss severity;
•Financing rate;
•Special recovery rate; and
•Breach exposure.
Aging of accounts receivable (days current or outstanding)

	December 31, 2023		December 31, 2022
Current	Ps.	25,424	Ps.	36,978
0‑30 days		9,892		7,517
31‑60 days		1,398		1,037
61‑90 days		835		463
91‑120 days		1,017		291
120+ days		2,832		1,479
Total	Ps.	41,398	Ps.	47,765

7.2 Changes in the allowance for expected credit losses

	2023		2022		2021
Balance at the beginning of the period	Ps.	2,238	Ps.	1,951	Ps.	2,462
Allowance for the period		1,367		1,060		496
Additions (write-offs) of uncollectible accounts		(557)		(945)		(821)
Addition from business combinations		3		166		—
Effects of changes in foreign exchange rates		(26)		6		(186)
Disposal of businesses		(490)		—		—
Balance at the end of the period	Ps.	2,535	Ps.	2,238	Ps.	1,951

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and dispersed.
In 2023 the Company recognized a write-off in Health Division for an amount of Ps. 527 related with trades receivables in Colombia due to uncertainty in collection with one of the main institutional customers.

7.3 Payments from The Coca-Cola Company
The Coca-Cola Company participates in certain marketing and promotional programs. Contributions received by the Company are recognized as a reduction in selling expenses. For the years ended December 31, 2023, 2022, and 2021 contributions received were Ps. 2,450, Ps. 1,170 and Ps. 2,437, respectively.